Income Taxes (Detailed Amounts of Tax Effects of Items Recorded Directly in Equity) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ (2,810)	¥ (10,012)	¥ (3,940)
Less: reclassification adjustments	7,195	(8,410)	889
Total	4,385	(18,422)	(3,051)
Pension liability adjustments:
Unrealized gains (losses)	143,653	(52,888)	(6,558)
Less: reclassification adjustments	(1,424)	(1,765)	(2,370)
Total	142,229	(54,653)	(8,928)
Own credit risk adjustments:
Unrealized gains (losses)	919	5,052	3,033
Less: reclassification adjustments	(1,911)	387	(47)
Total	(992)	5,439	2,986
Total tax effect before allocation to noncontrolling interests	¥ 145,622	¥ (67,636)	¥ (8,993)